Segments (Tables)	12 Months Ended
Dec. 31, 2020
Segments
Revenue and Pre-tax Income by Segment

($ in millions)
	Cloud &		Global		Global
	Cognitive		Business		Technology		Global	Total
For the year ended December 31:	Software		Services		Services	Systems	Financing	Segments
2020
External revenue	$23,376		$16,162		$25,812	$6,978	$1,123	$73,451
Internal revenue	3,169		193		1,226	824	894	6,306
Total revenue	$26,545		$16,355		$27,039	$7,802	$2,017	$79,758
Pre-tax income from continuing operationsÈ	$6,362		$1,351		$117	$449	$761	$9,040
Revenue year-to-year change	3.2%		(4.2)%		(5.2)%	(6.3)%	(23.4)%	(3.1)%
Pre-tax income year-to-year change	(18.5)%		(16.8)%		(92.9)%	(36.0)%	(27.8)%	(29.6)%
Pre-tax income margin	24.0%		8.3%		0.4%	5.8%	37.7%	11.3%

2019
External revenue	$22,891	*	$16,798	*	$27,361	$7,604	$1,400	$76,054	*
Internal revenue	2,827		278		1,157	726	1,232	6,220
Total revenue	$25,718	*	$17,076	*	$28,518	$8,330	$2,632	$82,274	*
Pre-tax income from continuing operations	$7,811	*	$1,623	*	$1,645	$701	$1,055	$12,835	*
Revenue year-to-year change	2.7	%*	(0.3)	%*	(5.0)%	(5.9)%	(17.8)%	(2.3)	%*
Pre-tax income year-to-year change	(12.4)	%*	1.3	%*	(7.6)%	(22.4)%	(22.5)%	(11.9)	%*
Pre-tax income margin	30.4	%*	9.5	%*	5.8%	8.4%	40.1%	15.6	%*

2018
External revenue	$21,857	*	$16,795	*	$29,146	$8,034	$1,590	$77,421	*
Internal revenue	3,190		326		872	815	1,610	6,813
Total revenue	$25,047	*	$17,121	*	$30,018	$8,848	$3,200	$84,235	*
Pre-tax income from continuing operations	$8,914	*	$1,602	*	$1,781	$904	$1,361	$14,562	*
Revenue year-to-year change	2.0	%*	3.0	%*	0.5%	(1.1)%	1.0%	1.3	%*
Pre-tax income year-to-year change	10.0	%*	26.2	%*	(32.0)%	(19.9)%	6.5%	1.2	%*
Pre-tax income margin	35.6	%*	9.4	%*	5.9%	10.2%	42.5%	17.3	%*

È Includes the impact of a $2.0 billion pre-tax charge for structural actions in the fourth quarter of 2020.

* Recast to conform to 2020 presentation.

Reconciliation of segment revenue and pre-tax income to IBM as reported

Reconciliations of IBM as Reported

($ in millions)
For the year ended December 31:	2020	2019		2018
Revenue
Total reportable segments	$79,758	$82,274	*	$84,235	*
Other—divested businesses	37	930	*	1,961	*
Other revenue	132	162		207
Elimination of internal transactions	(6,306)	(6,220)		(6,813)
Total IBM consolidated revenue	$73,620	$77,147		$79,591

* Recast to conform to 2020 presentation.

($ in millions)
For the year ended December 31:	2020		2019		2018
Pre-tax income from continuing operations
Total reportable segments	$9,040	È	$12,835	*	$14,562	*
Amortization of acquired intangible assets	(1,858)		(1,298)		(809)
Acquisition-related charges	(13)		(423)		(16)
Non-operating retirement-related (costs)/income	(1,123)		(615)		(1,572)
Spin-off-related charges	(28)		—		—
Elimination of internal transactions	(381)		(290)		(725)
Other—divested businesses	(9)		574	*	287	*
Unallocated corporate amounts	(990)		(617)		(385)
Total pre-tax income from continuing operations	$4,637	È	$10,166		$11,342

È Includes the impact of a $2.0 billion pre-tax charge for structural actions in the fourth quarter of 2020.

* Recast to conform to 2020 presentation.

Assets and Other Items by segment

($ in millions)
	Cloud &		Global		Global
	Cognitive		Business		Technology		Global	Total
For the year ended December 31:	Software		Services		Services	Systems	Financing	Segments
2020
Assets	$58,752		$10,290		$21,971	$4,620	$25,075	$120,708
Depreciation/amortization of intangibles**	1,168		180		2,605	343	119	4,415
Capital expenditures/investments in intangibles	548		28		2,039	249	41	2,906
Interest income	—		—		—	—	1,058	1,058
Interest expense	—		—		—	—	307	307

2019
Assets	$58,342	*	$10,136	*	$22,436	$4,590	$29,568	$125,072	*
Depreciation/amortization of intangibles**	1,089	*	167	*	2,601	350	186	4,392
Capital expenditures/investments in intangibles	517	*	47	*	1,575	305	57	2,501
Interest income	—		—		—	—	1,490	1,490
Interest expense	—		—		—	—	512	512

2018
Assets	$28,502	*	$8,443	*	$17,624	$4,030	$41,320	$99,920	*
Depreciation/amortization of intangibles**	1,051	*	108	*	2,359	315	229	4,063
Capital expenditures/investments in intangibles	468	*	58	*	2,569	241	274	3,610
Interest income	—		—		—	—	1,647	1,647
Interest expense	—		—		—	—	515	515

*	Recast to conform to 2020 presentation.
**	Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

Reconciliation of assets to IBM as reported

($ in millions)
At December 31:	2020	2019		2018
Assets
Total reportable segments	$120,708	$125,072	*	$99,920	*
Elimination of internal transactions	(4,685)	(4,317)		(7,143)
Other-divested businesses	218	1,906	*	2,702	*
Unallocated amounts
Cash and marketable securities	12,486	7,308		10,393
Notes and accounts receivable	1,589	1,488	*	1,597
Deferred tax assets	9,012	4,995		5,089
Plant, other property and equipment	2,206	2,262	*	2,463	*
Operating right-of-use assets**	3,409	3,530		—
Pension assets	7,610	6,865		4,666
Other	3,417	3,077	*	3,695	*
Total IBM consolidated assets	$155,971	$152,186		$123,382

*	Recast to conform to 2020 presentation.
**	Reflects the adoption of the FASB guidance on leases in 2019.

Geographic Information

Revenue*

($ in millions)
For the year ended December 31:	2020	2019	2018
United States	$26,978	$28,395	$29,078
Japan	8,694	8,681	8,489
Other countries	37,949	40,071	42,024
Total IBM consolidated revenue	$73,620	$77,147	$79,591

* Revenues are attributed to countries based on the location of the client.

Plant and Other Property–Net

($ in millions)
At December 31:	2020	2019	2018
United States	$4,410	$4,485	$4,585
Other countries	5,533	5,294	5,774
Total	$9,943	$9,778	$10,359

Operating Right-of-Use Assets–Net*

($ in millions)
At December 31:	2020	2019	2018
United States	$1,243	$1,386	$—
Japan	606	659	—
Other countries	2,836	2,951	—
Total	$4,686	$4,996	$—

* Reflects the adoption of the FASB guidance on leases in 2019.

Revenue by Classes of Similar Products or Services

($ in millions)
For the year ended December 31:	2020	2019		2018
Cloud & Cognitive Software
Software	$19,107	$18,649	*	$17,906	*
Services	4,159	4,076	*	3,795	*
Systems	110	166		156
Global Business Services
Services	$15,896	$16,527	*	$16,439	*
Software	180	156		151
Systems	86	115		206
Global Technology Services
Services	$19,632	$20,768		$22,222
Maintenance	4,815	5,183		5,484
Systems	967	1,072		1,069
Software	399	338		371
Systems
Servers	$3,466	$3,746		$3,996
Storage	1,801	1,920		2,114
Software	1,359	1,528		1,499
Services	351	410		425
Global Financing
Financing	$834	$1,120		$1,223
Used equipment sales	289	281		366

* Recast to conform to 2020 presentation.